Income tax (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred tax assets, current:
Deferred revenue		32,905	16,270
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes		39,791	17,062
Valuation allowance		(5,775)	(1,783)
Total current deferred tax assets, net	11,055	66,921	31,549
Deferred tax assets, non-current:
Tax loss carried forward		16,400	2,433
Deferred revenue		445	538
Impairment of an equity investment		180	45
Valuation allowance		(16,400)	(2,433)
Total non-current deferred tax assets, net	$ 103	625	583